Impairment test on Property, plant and equipment (Narrative) (Details)		12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / bbl	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss		$ 30,989,000	$ 0	$ 13,332,000
Impairment losses		$ 0
Discount Rate, Percent Change, Immaterially		1.00%
Forward Price Estimate, Percent Change, Immaterially		5.00%
Espejo and Perico Blocks
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss		$ 30,989,000
Espejo and Perico Blocks | Espejo and Perico Blocks | Espejo and Perico Blocks
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss	$ 30,989,000
Oil and gas properties | Espejo and Perico Blocks | Espejo and Perico Blocks
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss	18,111,000
Exploration and evaluation assets | Espejo and Perico Blocks | Espejo and Perico Blocks
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss	$ 12,878,000
2026
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent oil prices | $ / bbl		63.25
2027
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent oil prices | $ / bbl		70
2028
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent oil prices | $ / bbl		74.08
2029
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent oil prices | $ / bbl		76.32
2030
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent oil prices | $ / bbl		77.84
Colombia
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Discount rate		9.00%